Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (8,884)	$ (66,043)	$ (144,666)	$ (137,336)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,766	671	1,782	235
Equity-based compensation	13,958	688	1,675	7,363
Change in fair value of warranty liability	(24,150)	38,841	84,317	97,604
Fixed asset write-off		64	96	259
Issuance of warrants for rent expense		5,504	9,033
Asset retirement obligation accretion	26	28	236	71
Amortization of debt issuance costs and discount		461	9,257	748
Accrued payment in kind (“PIK”) interest on debt		2,605	4,714	3,554
Changes in operating assets and liabilities:
Accounts receivable	769		(5,297)	(860)
Other current assets	1,647	(5,384)
Other assets	56		(879)
Accounts payable	(11)	1,420	(7,020)	(157)
Deferred revenue	(1,622)
Accrued expenses and other liabilities	(597)	(514)	(1,180)	114
Operating lease right-of-use assets and liabilities	268
Net cash used in operating activities	(16,774)	(21,659)	(47,932)	(28,405)
Investing activities
Capitalization of costs and purchases of network assets, property, and equipment	(634)	(889)	(1,022)	(6,419)
Purchase of internal use software	(151)	(29)	(260)	(759)
Net cash used in investing activities	(785)	(918)	(1,282)	(7,178)
Financing activities
Proceeds from senior secured loan		16,647	24,638	40,307
Proceeds from exercise of stock options	48
Repurchase of common stocks (withholding taxes)	(1)
Payments towards senior secured loan			(96,871)
Senior secured loan issuance costs				(5,539)
Proceeds from issuance of Class A Common Units			2	3
Net cash contribution from Business Combination and PIPE financing, net of transaction and issuance costs			207,872
Net cash provided by financing activities	47	16,647	135,641	34,771
Effect of exchange rates on cash, cash equivalents and restricted cash	(42)		(20)
Net decrease in cash, cash equivalents and restricted cash	(17,554)	(5,930)	86,407	(812)
Cash, cash equivalents and restricted cash at beginning of period	100,076	13,669	13,669	14,481
Cash, cash equivalents and restricted cash at end of period	82,522	7,739	100,076	13,669
Non-cash financing information
Recapitalization of redeemable convertible preferred units into common stock			383,430
Exercise of warrants			174,327
Reclassification of warrant liability to common stock warrants			22,194
Capital expenditure included in accounts payable	501
Issuance of warrants		$ 5,504	9,033	(222)
Interest paid			$ 4,939	$ 3,747